Reclassifications	6 Months Ended
Jul. 31, 2013
Reclassifications [Text Block]

NOTE 7 – Reclassifications

Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.